G. Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Number of Shares
Outstanding beginning balance	61,936,036	66,901,667
Forfeited	0	(7,450,000)
Outstanding ending balance	62,993,663	61,936,036
Exercise Price
Outstanding beginning balance	$ 0.3	$ 0.34
Granted	$ 0.38	$ 0.58
Exercised	$ 0.28	$ 0.28
Forfeited		$ 0.78
Outstanding ending balance	$ 0.3	$ 0.3
Remaining Contractual Term (in years)
Outstanding beginning balance	4 years 6 months	5 years 6 months
Granted		6 years 7 months 9 days
Outstanding ending balance	4 years 2 months 13 days	5 years 2 months 13 days
Outstanding beginning balance	$ 8,258	$ 16,278
Granted	35	367
Outstanding ending balance	5,344	8,258
Employee Stock Option [Member]
Number of Shares
Outstanding beginning balance	8,942,628	7,921,904
Granted	691,250	1,095,000
Exercised	0	0
Expired or Canceled	(85,217)	(74,276)
Forfeited	(75,000)	0
Outstanding ending balance	9,473,611	8,942,628
Exercise Price
Outstanding beginning balance	$ 0.82	$ 1.12
Granted	$ 0.3	$ 0.53
Exercised	$ 0	$ 0
Expired or Canceled	$ 10.77	$ 28.3
Forfeited	$ 0.41	$ 0
Outstanding ending balance	$ 0.7	$ 0.82
Remaining Contractual Term (in years)
Outstanding beginning balance	6 years 6 months	7 years
Granted	9 years 7 months 9 days	9 years 6 months
Outstanding ending balance	5 years 9 months 22 days	6 years 6 months
Outstanding beginning balance	259	874
Granted	49	8
Forfeited	3
Outstanding ending balance	$ 154	$ 259